Intangible Assets, Net (Details) - Schedule of amortization expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Amortization Expenses Abstract
2023	$ 424,747	$ 948,689
2024	103,761	872,550
2025	103,761	218,121
2026	103,761	218,121
2027	103,761	218,121
Thereafter	207,522	$ 647,792
Total	$ 1,047,313